COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 27, 2013
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases And Lease Payments for Capital Leases
Minimum future rental payments under these operating and capital leases as of December 27, 2013 are as follows (in thousands):

	Successor
Fiscal Year	Operating	Capital
2014	$30,892	$244
2015	26,567	11
2016	21,060	—
2017	15,215	—
2018	8,500	—
Thereafter	9,034	—
Total payments	$111,268	255
Less: Amount representing interest		(14)
Present value of minimum lease payments		241
Less: Current portion		(231)
Long term portion		$10

Schedule of Rent Expense
Rent expense under all operating leases was as follows (in thousands):

	Successor		Predecessor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
Rent expense	$44,890	$11,655	$25,541	$35,489